Borrowings (Details) - Schedule of future minimum lease payments under non-cancelable capital leases - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments under non-cancelable capital leases [Abstract]
2022	$ 9,520	$ 20,943
Less: Interest expenses	287	1,237
Total	$ 9,233	$ 19,706